Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

LM DV Infrastructure, LLC (“Landmark”) DI Issuer LLC (the “Issuer”) 400 Continental Blvd., Suite 500 El Segundo, California 90245	4 September 2024

Re:	DI Issuer LLC

Secured Data Center Revenue Term Notes, Series 2024-1 (the “Notes”)

Tenant Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Landmark, the Issuer and RBC Capital Markets, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of fee simple ownership interests in 22 data centers (the “Data Centers”) and the corresponding master service agreement, lease, sublease, license, co-location agreement or other similar agreement (the “Tenant Leases”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Landmark, on behalf of the Issuer, provided us with:

a.	Electronic data files (collectively, the “Provided Data Files”):

i.

An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that Landmark, on behalf of the Issuer, indicated contains information as of 30 June 2024 (the “Statistical Disclosure Date”) relating to the Data Centers and corresponding Tenant Leases and

ii.

An electronic data file labeled “Landmark_DC Financing Data Tape_New Assets_v08.29.2024.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that Landmark, on behalf of the Issuer, indicated contains information as of the Statistical Disclosure Date relating to the Data Centers and corresponding Tenant Leases,

b.	Imaged copies of the following items (collectively, the “Source Documents”):

i.	The master service agreement, lease, sublease, license, co-location agreement or other related documents (collectively and as applicable, the “Lease Agreement”),

ii.	A printed screenshot of the lessee’s parent company bond credit ratings (the “Ratings Screen Shot”),

iii.	The purchase and sale agreement or other related documents (collectively and as applicable, the “Purchase and Sale Agreement”),

iv.	A printed screen shot from one of Landmark’s internal data processing systems (the “System Screen Shot”) and

v.	The investor committee memorandum (the “Investor Committee Memorandum”), as applicable, that Landmark, on behalf of the Issuer, indicated relate to each Data Center and corresponding Tenant Lease,

c.

A schedule and the corresponding record layout and decode information, as applicable (the “Critical Load Support File,” together with the Source Documents, the “Sources”), that Landmark, on behalf of the Issuer, indicated contains critical load (MWs) information as of the Statistical Disclosure Date relating to certain Data Centers and corresponding Tenant Leases,

d.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,

e.

The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that Landmark, on behalf of the Issuer, instructed us to recalculate using information on the Data File, as described in Attachment A,

f.

The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which is shown on Exhibit 2 to Attachment A, on which Landmark, on behalf of the Issuer, instructed us to perform no procedures and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 22 Tenant Leases on the Provided Data Files are referred to as Tenant Lease Numbers 1 through 22.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us, or that we were instructed to obtain, as applicable, by Landmark, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Data Centers or Tenant Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Landmark, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Tenant Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Tenant Leases,

iii.	Whether the originator(s) of the Tenant Leases complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Data Centers or Tenant Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 September 2024

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

For each Tenant Lease, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item. A list of all differences we noted in performing this procedure (the “Preliminary Differences”) was provided to Landmark.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Compared Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Sources for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.

As instructed by Landmark, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the Preliminary Differences. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.

For each Tenant Lease, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information, as shown on the Updated Preliminary Data File. All such compared information was found to be in agreement.

4.	For each Tenant Lease, using the:

a.	Final lease expiration, as shown on the Data File, and

b.	Statistical Disclosure Date,

we recalculated the remaining term incl. extensions (years) Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

5.	For each Tenant Lease, using the:

a.	Next expiration date, as shown on the Data File, and

b.	Statistical Disclosure Date,

we recalculated the remaining term (years) Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 2 of 2

6.	For each Tenant Lease, using the:

a.	Final lease expiration, as shown on the Data File, and

b.	Lease commencement date, as shown on the Data File,

we recalculated the total term Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

7.	For each Tenant Lease, using the:

a.	Leased SF, as shown on the Data File, and

b.	Total SF, as shown on the Data File,

we recalculated the occupancy % Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Sources

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
LD asset ID	LD asset ID	Lease Agreement	i.

Address	Address	Lease Agreement, Investor Committee Memorandum or Purchase and Sale Agreement	ii.

City	City	Lease Agreement, Investor Committee Memorandum or Purchase and Sale Agreement	ii.

State	State	Lease Agreement, Investor Committee Memorandum or Purchase and Sale Agreement	ii.

Tenant name	Tenant Name	Lease Agreement, Investor Committee Memorandum or Purchase and Sale Agreement	ii.

RPI type	RPI Type	Purchase and Sale Agreement

PC/PP bond rating	PC/PP Bond Rating	Ratings Screen Shot	iii.

Annualized base rent	NTM NOI	Lease Agreement and recalculation	iv.

Lease commencement date	Lease Commencement Date	Lease Agreement	v.

Expiration date	Next Expiration Date	Lease Agreement and recalculation (if applicable)	vi.

Expiration date (including renewals)	Final Lease Expiration	Lease Agreement and recalculation	vii.

Initial term	Initial Term	Lease Agreement and recalculation (if applicable)	viii.

Renewal term	Renewal Term	(a) Lease Agreement or (b) Lease Agreement and recalculation	ix.

Number of renewals	# of Renewals	Lease Agreement

Annual escalator	Annual Escalator / Growth	(a) Lease Agreement and recalculation (if applicable) or (b) System Screen Shot	x.

Payment frequency	Payment Frequency	Lease Agreement	xi.

Exhibit 1 to Attachment A

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Structure type	Structure Type	Investor Committee Memorandum	xii.

Square feet	Total SF	Investor Committee Memorandum, Lease Agreement or Purchase and Sale Agreement

Leased square feet	Leased SF	Lease Agreement, Investor Committee Memorandum or Purchase and Sale Agreement

Critical load (MWs)	Critical Load (MW)	Investor Committee Memorandum or Critical Load Support File	xiii.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Compared Characteristics for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, truncations or spelling errors.

iii.

For the purpose of comparing the PC/PP bond rating Compared Characteristic for each Tenant Lease (except for the Tenant Leases described in the succeeding paragraph(s) of this note), Landmark, on behalf of the Issuer, instructed us to use the Ratings Screen Shot as the Source.

Landmark, on behalf of the Issuer, instructed not to compare the PC/PP bond rating Compared Characteristic for any Tenant Lease with a PC/PP bond rating value of “NR,” as shown on the Preliminary Data File.

iv.	For the purpose of comparing the annualized base rent Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to:

a.

Recalculate the annualized base rent by adding each monthly base rent from and including July 2024 through and including June 2025, which we determined, as instructed by Landmark, on behalf of the Issuer, using the information, assumptions and methodologies described in the Lease Agreement,

and

b.	Ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

v.

For the purpose of comparing the lease commencement date Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 5), Landmark, on behalf of the Issuer, instructed us to use the lease commencement date, as shown in the Lease Agreement.

Landmark, on behalf of the Issuer, instructed us to not compare the lease commencement date Compared Characteristic for Tenant Lease Number 5.

vi.

For the purpose of comparing the expiration date Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to use the expiration date, as shown in the Lease Agreement, or if the Lease Agreement did not contain the expiration date, to recalculate the next expiration date using the information, assumptions and methodologies described in the Lease Agreement.

vii.

For the purpose of comparing the expiration date (including renewals) Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to recalculate the expiration date (including renewals) by adding the:

a.	Resulting number of years determined by multiplying the:

i.	Number of renewals

by

ii.	Renewal term

to

b.	Expiration date,

all as shown in the Lease Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- one day.

viii.

For the purpose of comparing the initial term Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to use the initial term, as shown in the Lease Agreement, or if the Lease Agreement did not contain the initial term, to recalculate the initial term using the information, assumptions and methodologies described in the Lease Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

ix.

For the purpose of comparing the renewal term Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 3), Landmark, on behalf of the Issuer, instructed us to use the renewal term(s), as shown in the Lease Agreement.

For the purpose of comparing the renewal term Compared Characteristic for Tenant Lease Number 3, Landmark, on behalf of the Issuer, instructed us to recalculate the renewal term by dividing:

a.	The sum of all the renewal terms, as shown in the Lease Agreement,

by

b.	The number of renewals, as shown in the Lease Agreement.

x.

For the purpose of comparing the annual escalator Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 11, 12 and 19), Landmark, on behalf of the Issuer, instructed us to use the annual escalator, as shown in the Lease Agreement, or if the Lease Agreement did not contain the annual escalator, to recalculate the annual escalator using the information, assumptions and methodologies described in the Lease Agreement.

Landmark, on behalf of the Issuer, instructed not to compare the annual escalator Compared Characteristic for Tenant Lease Numbers 11 and 12, which had an annual escalator value of “0.00%,” as shown on the Preliminary Data File.

For the purpose of comparing the annual escalator Compared Characteristic for Tenant Lease Number 19, Landmark, on behalf of the Issuer, instructed us to use the System Screen Shot as the Source.

xi.

For the purpose of comparing the payment frequency Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to note agreement with a payment frequency value of “1,” as shown on the Preliminary Data File, if the corresponding payment frequency value, as shown on the Lease Agreement, was “monthly.”

Exhibit 1 to Attachment A

Notes: (continued)

xii.

For the purpose of comparing the structure type Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to note agreement if the structure type value, as shown on the Preliminary Data File, agreed to at least one structure type value, as shown in the Investor Committee Memorandum, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Investor Committee Memorandum.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to note agreement with a structure type value of “Data Center - Fiber Hub,” as shown on the Preliminary Data File, if the corresponding structure type value, as shown on the Investor Committee Memorandum, was “high-speed fiber hub.”

xiii.

For the purpose of comparing the critical load (MWs) Compared Characteristics for each Tenant Lease (except for Tenant Lease Numbers 2 and 22), Landmark, on behalf of the Issuer, instructed us to use the Investor Committee Memorandum or Critical Load Support File, as applicable, as the Source.

For the purpose of comparing the critical load (MWs) Compare Characteristic for Tenant Lease Number 2, Landmark, on behalf of the Issuer, instructed us to recalculate critical load (MWs) by dividing:

a.	The critical load (kW), as shown in the Investor Committee Memorandum,

by

b.	1,000.

Landmark, on behalf of the Issuer, instructed not to compare the critical load (MWs) Compared Characteristic for Tenant Lease Number 22, which had a critical load (MWs) value of “n/a—fiber hub,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Provided Data Files Field Name
Lookup

Include in Calculations (1/0)

Asset Class

Grouping 1

Grouping 2

Legal Entity

Unique Site Adjustment

Site Unique ID

LD Acquisition Date

Underwriting Type

Purchase Term

RPI Perpetual?

Perpetual Flag

Remaining RPI Term (Yrs)

BTARank

Zip

Country

Servicing Status

Parent Company/Power Purchaser

Lease Execution Date

Expiration of Easement Term

Final Lease Expiration Based on Economic Right

Total Remaining Lease Life

Term Excluding Renewals

End of 1st Term

Entity

Unexpected Rent

% Rent

Provided Data Files Field Name
Escalator / Growth Type

Escalator / Growth Frequency

Escalator / Growth

2023-2024 Growth

2024-2025 Growth

2025-2026 Growth

1/1/2024

2/1/2024

3/1/2024

4/1/2024

5/1/2024

6/1/2024

7/1/2024

8/1/2024

9/1/2024

10/1/2024

11/1/2024

12/1/2024

1/1/2025

2/1/2025

3/1/2025

4/1/2025

5/1/2025

6/1/2025

7/1/2025

8/1/2025

9/1/2025

10/1/2025

Exhibit 2 to Attachment A

Provided Data Files Field Name

11/1/2025

12/1/2025

1/1/2026

2/1/2026

3/1/2026

4/1/2026

5/1/2026

6/1/2026

7/1/2026

8/1/2026

9/1/2026

10/1/2026

11/1/2026

12/1/2026

Tenant Parent

Type

Provided Data Files Field Name

Original Build Year

DC Conversion Year

Prior Use

Post-Expiry Equipment Ownership

Annual Escalator %

DC Usage SF

Non-DC Usage and Vacancy SF

Monthly Rent $ / SF

Monthly Rent $ / kW

Electrical Configuration

Mechanical Configuration

FY 2024

FY 2025

FY 2026

Note:	We performed no procedures to determine the accuracy, completeness or reasonable of the Provided Characteristics.